SEMI ANNUAL REPORT
December 31, 1999

Prudential Securities
COMMAND Account

COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

(LOGO)

Letter to Shareholders

                                             February 3, 2000


Dear Shareholder:

Money market yields climbed sharply during the six months ended December 31, 1999, as the Federal Reserve engineered two short-term rate hikes to slow the pace of U.S. economic growth. Yields also rose as banks and corporations raced to issue money market securities in the summer and early autumn of 1999. They wanted to avoid any potential year
2000 (Y2K) computer difficulties that might have arisen at the turn of the calendar year. The trend toward higher money market yields provided many good buying opportunities.
As a result, COMMAND Money, COMMAND Government, and COMMAND Tax-Free Funds were able to offer competitive yields during the first half of their fiscal year. For the seven-day period ended December 31, 1999, COMMAND Tax-Free Fund provided income equivalent to a 6.39% yield for investors in the 39.6% tax bracket.

                            FUND FACTS
                          As of 12/31/99
                          7 Day       Net Asset      Weighted        Total Net
                       Current Yld.  Value (NAV)  Avg. Mat. (WAM)  Assets (mil.)
COMMAND Money             5.49%        $1.00         60 days        $ 12,380.9
IBC Financial Data        5.15%        $1.00         53 days            N/A
  General Purpose
  Average1

COMMAND                   4.96%        $1.00         62 days        $ 699.8
  Government

IBC Financial Data        4.97%        $1.00         49 days            N/A
  Government & Agency
  Retail Average2

COMMAND                   3.86%        $1.00         56 days        $ 1,359.3
  Tax-Free3

IBC Financial Data        3.68%        $1.00         44 days            N/A
  SB & GP Average4


Note: Yields will fluctuate from time to time and past performance is not indicative of future results.
An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

1. This is the average seven-day current yield, NAV, and WAM of all funds in the International
Business Communications (IBC) Financial Data all taxable money fund category on December 28, 1999.

2. This is the average seven-day current yield, NAV, and WAM of all funds in IBC Financial Data's total government universe fund category on December 28, 1999.

3. Some investors may be subject to the federal alternative minimum tax.

4. This is the average seven-day current yield, NAV, and WAM of all funds in IBC Financial Data's stock broker & general purpose tax-free money fund category on December 27, 1999.

Fund Objectives.

COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less.

COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less.

COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities, and their agencies (or authorities).
Some securities may pay income subject to the federal alternative minimum tax (AMT).

There can be no assurance that any of the Funds will achieve their respective investment objectives.


Strategy Session.
The Fed tried to rein in U.S. economic growth.
Shortly after our six-month reporting period began in July 1999, there was renewed concern that the U.S.
economy continued to grow rapidly enough to ignite rising inflation. Even though inflationary pressures remained relatively tame in 1999, investors were still wary because of a tight job market and rising oil prices.
The Federal Reserve had hiked its main short-term interest rate on June 30, 1999, to slow the economic expansion and reduce economic imbalances that can lead to mounting inflation. However, some investors believed the Fed would soon have to act again.

They did not have long to wait. On August 24, 1999, the Fed raised its federal funds rate (what U.S. banks charge each other for overnight loans) by another quarter of a percentage point to 5.25%. Investors had driven money market yields higher in anticipation of this second change in monetary policy, and yields continued to rise after the Fed moved.

Y2K computer anxieties created buying opportunities.
Repeated changes in U.S. monetary policy were just one of the concerns affecting money markets. Corporate treasurers, among others, wanted to minimize any risk that computers might malfunction or shut down at the end of the year as their internal dates switched from 1999 to 2000. Accordingly, some banks and corporations rushed to complete their year-end borrowing early. For example, in the summer of 1999, they began to issue an unusually large amount of money market securities with interest rates that adjusted periodically based on London Interbank Offered Rates. (LIBORs are widely quoted money market yields.) These securities provided attractive yield spreads in order to entice investors. Similarly, adjustable-rate federal agency securities were also offered with unusually wide yield spreads.

We positioned COMMAND Money Fund and COMMAND Government
Fund to take advantage of the rise in money market yields.
COMMAND Money Fund increased its exposure to bank and corporate securities whose interest rates reset either monthly or quarterly, based on appropriate LIBORs. These securities rose to nearly 40% of COMMAND Money Fund's total investments in late 1999--up from roughly 26% in June 1999. These attractively priced floating-rate securities should help COMMAND Money Fund to be advantageously positioned heading into 2000.

COMMAND Government Fund purchased federal agency securities whose interest rates adjusted either daily, weekly, or monthly. By the end of 1999, they accounted for roughly 50% of COMMAND Government
Fund's total investments. Owning securities whose rates reset frequently to higher levels enabled
COMMAND Government Fund to benefit more expediently from the trend toward higher money market yields.

COMMAND Money Fund also bought bank and corporate money market securities that paid fixed interest rates and matured in six to seven months. At that time, the structure of the "yield curve"--a graphic depiction of money market yields from the shortest to the longest securities--was such that securities maturing in six to seven months represented the best value. Yields on six- and seven-month securities were considerably higher than yields on shorter-term securities, but only slightly lower than yields on nine-month and one-year securities.

Bridging over the "July effect".

Turning to the municipal money market, we had positioned COMMAND Tax-Free Fund's weighted average maturity (WAM) longer than that of its competitive average. (WAM is a measurement tool that determines a fund's sensitivity to changes in the level of interest rates. It takes into account the maturity level of each security held by a fund.) Having a longer WAM meant COMMAND Tax-Free Fund did not have to invest during the seasonal decline in municipal money market yields that typically occurs in early
July when investors race to reinvest money received from coupon payments and maturing bonds. This time the "July effect" was strong enough to temporarily push municipal money market yields lower, even though the Fed had just hiked the federal funds rate on June
30, 1999.

August brought a flood of newly issued municipal money market securities that helped to push yields higher.
COMMAND Tax-Free Fund purchased tax-exempt commercial paper and attractively priced one-year securities, such as State of Texas tax and revenue anticipation notes. These purchases lengthened COMMAND Tax-Free
Fund's WAM.

We had to make challenging choices.
As you recall, our decision to greatly increase the exposure of COMMAND Government Fund and COMMAND Money
Fund to adjustable-rate securities was a sound, long-term strategic move. However, this strategy also meant we had less money to invest in the autumn as money market yields rose both before and after the federal funds rate was increased on November 16, 1999.
On that date, the Fed raised the rate another quarter of a percentage point to 5.50%, reversing the last of three rate cuts made during 1998.

COMMAND Tax-Free Fund faced a similar dilemma as the other two funds. Its WAM remained longer than that of its competition throughout the rest of 1999. Having a longer WAM in October and early November left COMMAND
Tax-Free Fund with less money to invest in higher-yielding securities that became available after the short-term rate hike in mid-November. But we stuck with this strategy through December because the longer WAM would help insulate COMMAND Tax-Free Fund from the next major seasonal decline in municipal money market yields that typically occurs at the beginning of the new year. (It is known as the "January effect.")

Transition from 1999 to 2000 proceeded smoothly.
As 1999 drew to a close, some companies were willing to pay a hefty yield to issue securities that would mature after the new year began. Therefore, COMMAND Money Fund was able to buy attractively priced commercial paper that would mature in February 2000. COMMAND Government Fund found good value among one-year federal agency securities.
As it turned out, the financial markets did not experience any major computer problems and few glitches arose elsewhere.

During the last few days of 1999, COMMAND Tax-Free Fund benefited from buying attractively priced, tax-exempt floating-rate securities that offered yields one to two percentage points higher than normal. They had cheapened amid the usual sell-off that occurs as portfolio managers unload securities to raise cash to satisfy their shareholders' liquidity needs. During this time, many Wall Street firms that wanted to lighten their inventories also offered securities at "fire sale" prices.

Looking Ahead.
We expect more short-term rate hikes.
Continued heavy spending by consumers and a strong domestic labor market have heightened the risk of rising inflation in the U.S. economy. Therefore, we expect the Fed to tighten monetary policy on more than one occasion during 2000.

Sincerely,


John R. Strangfeld
President
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

COMMAND MONEY FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

 Principal
   Amount                                     Value
   (000)              Description           (Note 1)
                 Bank Notes--10.8%
                 American Express Centurion Bank
$    122,000     5.13%, 1/10/00(a).....  $   122,000,000
                 Bank of America N.A.
      14,000     5.62%, 2/15/00........       14,000,000
                 Comerica Bank N.A.
      67,000     6.496%, 1/3/00(a).....       66,968,603
     115,000     6.361%, 1/13/00(a)....      114,966,880
                 First Union National
                   Bank
      88,000     6.458%, 1/3/00(a).....       88,000,000
      69,000     6.444%, 1/10/00(a)....       69,000,000
     138,000     6.198%, 1/19/00(a)....      138,000,000
     129,000     5.571%, 1/21/00(a)....      129,000,000
                 First USA Bank
     100,000     6.04%, 4/3/00.........      100,000,000
                 Key Bank N.A.
      13,000     6.216%, 1/18/00(a)....       13,005,194
      84,000     6.031%, 3/14/00(a)....       83,977,631
      54,000     6.10%, 3/24/00(a).....       53,987,195
                 Southtrust Bank N.A.
      66,000     6.03%, 3/6/00.........       66,001,167
                 U.S. Bank N.A.
      90,000     6.373%, 1/19/00(a)....       89,970,810
      36,000     6.513%, 1/19/00(a)....       35,996,668
     146,000     6.411%, 1/25/00(a)....      145,960,299
                                         ---------------
                                           1,330,834,447
                                         ---------------
                 Certificates Of Deposit -
                   Domestic--2.2%
                 Chase Manhattan Bank
      60,000     5.365%, 5/22/00.......       59,981,892
                 First National Bank of
                   Chicago
     100,000     5.47%, 6/2/00.........       99,987,925
                 First Tennessee Bank
                   N.A.
     111,000     5.85%, 2/29/00........      111,000,000
                                         ---------------
                                             270,969,817
                                         ---------------
                 Certificates Of Deposit - Yankee--11.6%
                 Bank Brussels Lambert
$      5,000     6.03%, 3/3/00.........  $     4,999,779
                 Deutsche Bank
     100,000     5.06%, 1/18/00........       99,998,654
      40,000     5.10%, 2/18/00........       39,998,226
      97,000     5.60%, 6/14/00........       96,978,978
     250,000     6.075%, 11/24/00......      249,839,245
                 National Westminster
                   Bank PLC
      33,200     6.10%, 11/27/00.......       33,137,256
                 Toronto Dominion Bank
      23,000     5.06%, 2/10/00........       22,999,028
      23,000     5.13%, 2/17/00........       23,000,000
                 UBS AG
     152,000     5.08%, 1/18/00........      151,997,954
     150,000     5.16%, 2/28/00........      149,990,821
     120,000     5.29%, 5/18/00........      119,973,824
     150,000     5.29%, 5/19/00........      149,967,043
      68,000     6.38%, 12/20/00.......       67,968,618
                 Westpac Banking Corp.
     179,000     6.514%, 1/4/00(a).....      178,898,395
      46,000     6.22%, 11/30/00.......       45,967,913
                                         ---------------
                                           1,435,715,734
                                         ---------------
                 Commercial Paper--45.8%
                 Allianz Of America
                   Finance Corp.
      20,000     5.94%, 3/8/00.........       19,778,900
      11,800     5.75%, 5/18/00........       11,539,908
      23,400     5.75%, 5/19/00........       22,880,487
                 Aon Corp.
      70,000     6.10%, 2/4/00.........       69,596,722
      71,520     6.10%, 2/11/00........       71,023,135
                 Aristar, Inc.
      10,000     6.25%, 1/27/00........        9,954,861
      11,930     6.05%, 3/2/00.........       11,807,701

                                      -5-
                         See Notes to Financial Statements appearing on page 30.

COMMAND MONEY FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

 Principal
   Amount                                     Value
   (000)              Description           (Note 1)
                 Commercial Paper--(cont'd.)
                 Associates First
                   Capital Corp.
$     30,000     5.94%, 3/13/00........  $    29,643,600
                 Banc One Financial
                   Corp.
      21,000     5.94%, 3/28/00........       20,698,545
      73,604     5.95%, 3/29/00........       72,533,471
                 BankAmerica Corp.
     191,000     5.98%, 2/25/00........      189,255,003
                 Barton Capital Corp.
      99,000     6.20%, 1/20/00........       98,676,050
       8,222     6.95%, 1/21/00........        8,190,254
     115,599     6.05%, 2/25/00........      114,530,512
                 Blue Ridge Asset
                   Funding Corp.
      11,920     6.15%, 2/18/00........       11,822,256
                 Bradford & Bingley
                   Building Society
      25,000     5.95%, 3/6/00.........       24,731,424
                 Centric Capital Corp.
       5,000     5.60%, 1/19/00........        4,986,000
       4,000     5.60%, 1/20/00........        3,988,178
       6,600     5.60%, 1/21/00........        6,579,467
      14,050     5.60%, 1/24/00........       13,999,732
       5,000     5.60%, 1/25/00........        4,981,333
       8,300     5.60%, 2/7/00.........        8,252,229
       5,200     5.60%, 2/8/00.........        5,169,262
       4,400     5.60%, 2/9/00.........        4,373,307
       7,500     5.65%, 2/17/00........        7,444,677
      14,500     5.65%, 2/18/00........       14,390,767
      12,380     5.70%, 2/25/00........       12,272,191
      11,300     5.70%, 2/28/00........       11,196,228
                 Chase Manhattan Corp.
      45,000     5.76%, 4/28/00........       44,150,400
                 Corporate Asset Funding Co.
     165,000     6.571%, 1/20/00(a)....      164,992,867
                 Countrywide Home Loan, Inc.
$      5,873     5.40%, 1/3/00.........  $     5,871,238
                 Cregem North America,
                   Inc.
      99,000     5.91%, 3/30/00........       97,553,527
     150,000     5.91%, 3/31/00........      147,783,750
     102,000     5.745%, 4/27/00.......      100,095,532
                 CXC, Inc.
      40,000     6.98%, 1/13/00........       39,906,933
                 Daimler Chrysler North
                   America Holdings,
                   Inc.
     193,000     6.357%, 1/6/00(a).....      192,871,463
     101,000     6.02%, 2/7/00.........      100,375,091
      68,000     5.95%, 2/18/00........       67,460,533
     100,000     5.95%, 2/22/00........       99,140,556
      50,000     5.76%, 3/20/00........       49,368,000
                 Delaware Funding Corp.
       6,000     6.40%, 2/24/00........        5,942,400
                 Eaton Corp.
      17,000     7.00%, 1/21/00........       16,933,889
                 Enterprise Funding
                   Corp.
       7,597     6.60%, 1/31/00........        7,555,216
                 Finova Capital Corp.
      25,000     6.25%, 3/7/00.........       24,713,542
      28,000     6.25%, 3/10/00........       27,664,583
                 Forrestal Funding Master Trust
      20,220     6.07%, 2/8/00.........       20,090,446
      66,789     6.09%, 2/11/00........       66,325,763
       9,000     6.05%, 3/7/00.........        8,900,175
                 Fortis Funding LLC
      66,000     5.91%, 3/31/00........       65,024,850
                 FPL Group Capital,
                   Inc.
       5,000     6.70%, 1/20/00........        4,982,319
                 GE Capital
                   International
                   Funding, Inc.
      40,000     5.28%, 2/14/00........       39,741,867
      17,000     5.31%, 2/14/00........       16,889,670
      39,000     5.97%, 3/10/00........       38,553,742

                                      -6-
                         See Notes to Financial Statements appearing on page 30.

COMMAND MONEY FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

 Principal
   Amount                                     Value
   (000)              Description           (Note 1)
                 Commercial Paper--(cont'd.)
                 General Electric
                   Capital Corp.
$     23,000     5.41%, 2/14/00........  $    22,847,919
      55,000     5.78%, 2/18/00........       54,576,133
      74,000     5.45%, 2/23/00........       73,406,253
      11,686     5.90%, 3/9/00.........       11,555,766
      87,000     5.75%, 4/20/00........       85,471,458
                 General Electric
                   Capital Services,
                   Inc.
     168,492     5.98%, 3/6/00.........      166,672,754
      71,000     5.76%, 3/10/00........       70,216,160
                 General Motors
                   Acceptance Corp.
     250,000     5.77%, 3/3/00.........      247,515,694
                 Goldman Sachs & Co.
      25,000     6.20%, 3/20/00........       24,659,861
                 GTE Corp.
      23,000     5.50%, 1/26/00........       22,912,153
                 GTE Funding, Inc.
      20,000     6.50%, 2/11/00........       19,851,944
                 ING America Insurance
                   Holdings, Inc.
      43,000     5.90%, 2/8/00.........       42,732,206
                 Internationale
                   Nederlanden U.S.
                   Funding Corp.
      68,000     5.91%, 3/28/00........       67,028,790
     150,000     5.91%, 3/29/00........      147,833,000
                 Market Street Funding
                   Corp.
      45,000     7.00%, 1/14/00........       44,886,250
                 Merrill Lynch & Co.,
                   Inc.
      62,000     5.80%, 1/20/00........       61,810,211
      36,751     5.55%, 1/28/00........       36,598,024
     145,737     5.94%, 2/29/00........      144,318,250
      47,521     5.95%, 2/29/00........       47,057,604
                 Morgan (J.P.) & Co.,
                   Inc.
$     11,000     5.40%, 1/18/00........  $    10,971,950
      50,000     5.59%, 2/2/00.........       49,751,556
                 Morgan Stanley Dean
                   Witter & Co., Inc.
     157,000     5.13%, 2/4/00(a)......      157,000,000
      50,000     5.43%, 2/4/00.........       49,743,583
     423,000     5.75%, 5/15/00........      413,879,062
                 Nationwide Building
                   Society
      34,250     5.95%, 3/7/00.........       33,876,390
                 Nordbanken North
                   America, Inc.
     120,000     5.97%, 2/7/00.........      119,263,700
                 PNC Funding Corp.
      50,000     6.20%, 1/31/00........       49,741,667
      68,000     5.93%, 2/18/00........       67,462,347
       9,000     5.95%, 3/13/00........        8,892,900
      20,000     5.97%, 3/20/00........       19,737,983
                 Salomon Smith Barney
                   Holdings, Inc.
      50,000     5.59%, 2/3/00.........       49,743,792
      47,000     5.73%, 2/10/00........       46,700,767
      97,305     5.79%, 3/10/00........       96,225,158
                 Santander Finance
                   (Delaware), Inc.
       7,400     5.90%, 2/1/00.........        7,362,404
     100,000     5.98%, 2/4/00.........       99,435,222
     100,000     5.91%, 3/13/00........       98,818,000
                 Swedbank, Inc.
     178,846     5.93%, 3/31/00........      176,194,608
     133,000     5.94%, 3/31/00........      131,024,950
                 Travelers Insurance
                   Co.
      46,000     6.16%, 1/5/00(a)(b)
                   (cost $46,000,000;
                   purchased 7/6/99)...       46,000,000
                 Triple A One Funding
                   Corp.
       2,545     7.00%, 1/20/00........        2,535,598

                                      -7-
                         See Notes to Financial Statements appearing on page 30.
COMMAND MONEY FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

 Principal
   Amount                                     Value
   (000)              Description           (Note 1)
                 Commercial Paper--(cont'd.)
                 Variable Funding Capital Corp.
$    207,000     6.581%, 1/24/00(a)....  $   207,000,000
                                         ---------------
                                           5,670,496,619
                                         ---------------
                 Other Corporate Obligations--24.3%
                 Abbey National
                   Treasury Services
                   PLC
     202,000     6.153%, 1/24/00(a)....      201,933,463
      43,000     5.29%, 5/22/00........       42,990,350
      43,000     5.92%, 8/7/00.........       42,990,137
                 Associates Corp. of
                   North America
     355,000     6.41%, 1/31/00(a).....      354,877,787
                 Bank One Corp.
      46,000     6.145%, 2/9/00(a).....       46,000,000
      68,000     6.154%, 2/22/00(a)....       68,000,000
      36,000     6.141%, 2/23/00(a)....       36,000,000
                 Centex Home Mortgage LLC
      47,000     6.601%, 1/20/00(a)(b)
                   (cost $47,000,000;
                   purchased
                   12/8/99)............       47,000,000
                 Chase Manhattan Corp.
       4,000     6.398%, 1/20/00(a)....        4,002,983
                 Citicorp
      19,000     6.513%, 1/3/00(a).....       19,000,000
                 Conseco Finance
                   Vehicle Trust
      92,000     6.621%, 1/18/00(a)(b)
                   (cost $92,000,000;
                   purchased
                   12/16/99)...........       92,000,000
                 Ford Motor Credit Co.
     287,000     6.038%, 2/18/00(a)....      286,853,876
     344,000     6.174%, 3/30/00(a)....      343,747,562
                 General Electric
                   Capital Corp
      57,000     6.014%, 2/14/00(a)....       57,000,000
                 Goldman, Sachs & Co.
$    268,000     5.726%, 1/18/00(a)(b)
                   (cost $268,000,000;
                   purchased
                   6/25/97)............  $   268,000,000
                 Michigan St. Strategic
                   Fund Ltd.
      10,000     5.45%, 1/3/00.........       10,000,000
                 Restructured Asset
                   Securities
     248,000     6.559%, 1/6/00(a)(b)
                   (cost $248,000,000;
                   purchased 9/2/99)...      248,000,000
     221,000     6.569%, 1/10/00(a)....      221,000,000
                 Security Life Of
                   Denver
      27,000     6.246%, 1/12/00(a)(b)
                   (cost $27,000,000;
                   purchased
                   4/12/99)............       27,000,000
                 Short Term Repackaged
                   Asset Trust 1998-E
     148,000     6.561%, 1/18/00(a)(b)
                   (cost $148,000,000;
                   purchased
                   8/18/99)............      148,000,000
                 Strategic Money Market
                   Trust 1999-A
     286,000     6.298%, 1/13/00(a)....      286,000,000
     133,000     6.181%, 3/15/00(a)....      133,000,000
                 Strategic Money Market
                   Trust 1999-E
      31,000     6.105%, 1/6/00(a).....       31,000,000
                                         ---------------
                                           3,014,396,158
                                         ---------------
                 Time Deposit - Eurodollar--1.0%
                 Bank Austria
     100,000     5.00%, 1/3/00.........      100,000,000
                 Bank of Montreal
      24,000     5.00%, 1/3/00.........       24,000,000
                                         ---------------
                                             124,000,000
                                         ---------------

                                      -8-
                         See Notes to Financial Statements appearing on page 30.

COMMAND MONEY FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

Principal
 Amount                                       Value
  (000)             Description             (Note 1)
                 U.S. Government Agency &
                   Instrumentality
                   Obligations - Non-discount--2.9%
                 Federal Home Loan Bank
$     84,000     4.90%, 2/11/00........  $    83,990,904
     116,000     4.95%, 2/17/00........      115,992,009
     109,840     5.035%, 2/25/00.......      109,827,090
                 Federal National
                   Mortgage Association
      50,000     4.99%, 2/22/00........       49,998,932
                                         ---------------
                                             359,808,935
                                         ---------------
                 Total Investments--98.6%
                 (amortized cost
                 $12,206,221,710(c))...   12,206,221,710
                 Other assets in excess
                   of
                   liabilities--1.4%...      174,692,587
                                         ---------------
                 Net Assets--100%......  $12,380,914,297
                                         ---------------
                                         ---------------

(a) Variable rate instrument. The maturity date presented for these instruments was the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest was adjusted.
(b) Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $876,000,000. The aggregate value of $876,000,000 was approximately 7.1% of net assets.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
---------------
The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 1999 was as follows:

Commercial Banks...........................   44.7%
Security Brokers & Dealers.................   11.7
Motor Vehicle Parts........................   11.2
Asset Backed Securities....................    8.8
Short-Term Business Credit.................    5.6
Bank Holding Companies - Domestic..........    4.5
Personal Credit Institutions...............    3.3
Federal Credit Agencies....................    2.9
Financial Services.........................    2.6
Accidental & Health Insurance..............    1.1
Phone Company..............................    0.7
Life Insurance.............................    0.7
Fire & Marine Casualty Insurance...........    0.4
Electric & Equipment, Computer.............    0.1
Municipality...............................    0.1
Mortgage Bankers...........................    0.1
Electrical Services........................    0.1
                                             -----
                                              98.6
Other assets in excess of liabilities......    1.4
                                             -----
                                             100.0%
                                             -----
                                             -----
                                      -9-
                         See Notes to Financial Statements appearing on page 30.

 COMMAND MONEY FUND
 Statement of Assets and Liabilities (Unaudited)

Assets                                                                                   December 31, 1999
                                                                                         -----------------
Investments, at amortized cost which approximates market value........................    $12,206,221,710
Cash..................................................................................          3,075,273
Receivable for Fund shares sold.......................................................        332,481,892
Interest receivable...................................................................         85,823,293
Prepaid expenses......................................................................            202,709
                                                                                         -----------------
  Total assets........................................................................     12,627,804,877
                                                                                         -----------------
Liabilities
Payable for Fund shares repurchased...................................................        240,665,396
Management fee payable................................................................          3,879,908
Accrued expenses and other liabilities................................................          1,613,452
Distribution fee payable..............................................................            731,824
                                                                                         -----------------
  Total liabilities...................................................................        246,890,580
                                                                                         -----------------
Net Assets............................................................................    $12,380,914,297
                                                                                         -----------------
                                                                                         -----------------
Net assets were comprised of:
  Shares of beneficial interest, at par...............................................    $   123,809,143
  Paid-in capital in excess of par....................................................     12,257,105,154
                                                                                         -----------------
Net assets, December 31, 1999.........................................................    $12,380,914,297
                                                                                         -----------------
                                                                                         -----------------
Net asset value, offering price and redemption price per share ($12,380,914,297 /
  12,380,914,297 shares of beneficial interest ($.01 par value) issued and
  outstanding)........................................................................              $1.00
                                                                                         -----------------
                                                                                         -----------------

See Notes to Financial Statements appearing on page 30.
                                      -10-

 COMMAND MONEY FUND
 Statement of Operations (Unaudited)

                                            Six Months
                                              Ended
                                           December 31,
Net Investment Income                          1999
Income
  Interest and discount earned.........    $   349,646,449
                                        ------------------
Expenses
  Management fee.......................         22,951,222
  Distribution fee.....................          7,972,431
  Transfer agent's fees and expenses...          2,020,000
  Registration fees....................            474,000
  Reports to shareholders..............            400,000
  Custodian's fees and expenses........            150,000
  Insurance expense....................             66,000
  Trustees' fees and expenses..........             22,000
  Audit fee and expenses...............             15,000
  Legal fees and expenses..............              8,000
  Miscellaneous........................                330
                                        ------------------
    Total expenses.....................         34,078,983
                                        ------------------
Net investment income..................        315,567,466
                                        ------------------
Net Increase in Net Assets
Resulting from Operations..............    $   315,567,466
                                        ------------------
                                        ------------------

 COMMAND MONEY FUND
 Statement of Changes in Net Assets (Unaudited)

                         Six Months
                           Ended            Year Ended
Increase (Decrease)     December 31,         June 30,
in Net Assets               1999               1999
Operations
  Net investment
    income........... $    315,567,466   $    566,116,045
                      ----------------   ----------------
  Net increase in net
    assets resulting
    from
    operations.......      315,567,466        566,116,045
                      ----------------   ----------------
Dividends and
distributions to
shareholders (Note
1)...................     (315,567,466)      (566,116,045)
                      ----------------   ----------------
Fund share
transactions (at $1
per share)
  Net proceeds from
    shares
    subscribed.......   28,968,958,720     56,589,927,827
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions....      315,567,466        566,116,045
  Cost of shares
    reacquired.......  (29,150,557,806)   (53,999,386,826)
                      ----------------   ----------------
  Net increase in net
    assets from Fund
    share
    transactions.....      133,968,380      3,156,657,046
                      ----------------   ----------------
Total increase.......      133,968,380      3,156,657,046
Net Assets
Beginning of
period...............   12,246,945,917      9,090,288,871
                      ----------------   ----------------
End of period........ $ 12,380,914,297   $ 12,246,945,917
                      ----------------   ----------------
                      ----------------   ----------------

See Notes to Financial Statements appearing on page 30.
                                          See Notes to Financial Statements
                                          appearing on page 30.

 COMMAND MONEY FUND
 Financial Highlights (Unaudited)

                                            Six Months
                                              Ended                                   Year Ended June 30,
                                           December 31,     -----------------------------------------------------------------------
                                               1999            1999            1998           1997           1996           1995
                                           ------------     -----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...    $      1.000     $     1.000     $    1.000     $    1.000     $    1.000     $    1.000
Net investment income and net realized
  gains................................           0.025           0.048          0.052          0.049          0.052          0.050
Dividends and distributions to
  shareholders.........................          (0.025)         (0.048)        (0.052)        (0.049)        (0.052)        (0.050)
                                           ------------     -----------     ----------     ----------     ----------     ----------
Net asset value, end of period.........    $      1.000     $     1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                           ------------     -----------     ----------     ----------     ----------     ----------
                                           ------------     -----------     ----------     ----------     ----------     ----------
TOTAL RETURN(a):.......................            2.56%           4.85%          5.31%          5.06%          5.30%          5.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........    $ 12,380,914     $12,246,946     $9,090,289     $6,629,903     $5,309,842     $4,055,700
Average net assets (000)...............    $ 12,686,564     $11,965,069     $7,936,219     $6,078,525     $4,896,794     $3,072,284
Ratios to average net assets:
  Expenses, including distribution
  fees.................................             .53%(b)         .54%           .54%           .57%           .58%           .59%
  Expenses, excluding distribution
  fees.................................             .41%(b)         .41%           .42%           .44%           .46%           .47%
  Net investment income................            4.95%(b)        4.73%          5.19%          4.97%          5.15%          5.09%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Annualized.
See Notes to Financial Statements appearing on page 30.
                                      -12-

COMMAND GOVERNMENT FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

Principal
  Amount                                       Value
  (000)               Description             (Note 1)
              U.S. Government Agencies--87.8%
              Federal Farm Credit Bank--2.1%
$    6,000    5.62%, 3/1/00.............  $     5,996,150
       160    5.68%, 5/1/00.............          159,882
     2,340    6.88%, 5/1/00.............        2,347,600
     1,000    5.66%, 8/11/00............          996,889
     5,000    5.85%, 12/1/00............        4,989,062
                                          ---------------
                                               14,489,583
                                          ---------------
              Federal Home Loan Bank--58.4%
    14,000    5.976%, 1/11/00(a)........       13,999,735
    22,000    4.90%, 1/14/00............       22,000,000
     1,743    5.77%, 1/18/00............        1,738,251
    12,500    5.60%, 1/26/00(a).........       12,498,818
    11,000    4.90%, 2/11/00............       10,998,809
     6,000    4.95%, 2/17/00............        5,999,587
     8,000    5.00%, 2/24/00............        7,999,775
     8,000    5.00%, 2/25/00............        8,000,000
    16,000    5.035%, 2/25/00...........       15,998,240
    20,000    6.163%, 2/25/00(a)........       20,000,000
     1,000    6.163%, 3/1/00(a).........          999,910
     8,000    5.035%, 3/2/00............        8,000,000
     1,500    5.07%, 3/17/00............        1,497,774
     6,000    5.605%, 3/23/00...........        6,006,797
    22,500    5.913%, 3/24/00(a)........       22,500,000
    11,000    5.923%, 4/12/00(a)........       10,998,774
     2,500    4.925%, 4/14/00(a)........        2,499,682
    13,000    5.01%, 4/28/00............       12,995,394
     2,500    5.075%, 4/28/00...........        2,500,034
    13,000    5.02%, 5/12/00............       12,993,772
     2,500    5.125%, 5/19/00...........        2,493,584
    10,500    5.15%, 5/19/00............       10,496,570
     5,000    5.35%, 6/8/00.............        4,998,435
     5,500    5.66%, 7/6/00.............        5,503,757
    13,000    6.291%, 7/12/00(a)........       12,996,572
    24,000    6.33%, 7/28/00(a).........       23,993,148
     8,000    5.875%, 9/7/00............        7,997,650
     5,500    Zero Coupon, 9/15/00......        5,280,762
$    1,010    5.01%, 9/21/00............  $     1,003,295
    26,500    5.461%, 9/21/00(a)........       26,494,353
    31,500    5.924%, 10/4/00(a)........       31,483,605
    26,000    6.329%, 10/4/00(a)........       25,991,283
     5,000    5.705%, 10/6/00...........        4,992,884
     8,000    5.915%, 10/13/00..........        7,994,499
    26,000    5.61%, 10/20/00...........       25,985,430
    11,000    5.965%, 12/1/00(a)........       10,988,003
                                          ---------------
                                              408,919,182
                                          ---------------
              Federal Home Loan Mortgage
                Corporation--1.3%
     1,500    6.395%, 5/16/00...........        1,507,155
     7,640    5.99%, 12/6/00............        7,630,117
                                          ---------------
                                                9,137,272
                                          ---------------
              Federal National Mortgage
                Association--18.6%
    17,000    5.02%, 4/26/00............       16,946,743
     8,500    5.33%, 6/9/00.............        8,496,638
     4,000    5.9725%, 6/22/00(a).......        3,997,413
    15,500    5.94%, 8/9/00(a)..........       15,491,109
     8,000    5.80%, 8/17/00............        7,995,230
     3,500    5.934%, 9/6/00(a).........        3,499,001
    26,000    5.01%, 9/18/00(a).........       25,996,302
     1,585    5.97%, 10/2/00............        1,585,659
    13,000    4.965%, 11/6/00(a)........       12,990,117
    18,000    5.83%, 11/17/00(a)........       17,982,792
     9,500    5.90%, 12/1/00............        9,481,293
     5,690    5.89%, 12/22/00...........        5,680,461
                                          ---------------
                                              130,142,758
                                          ---------------
              Student Loan Marketing
                Association--7.4%
    26,000    6.163%, 10/4/00(a)........       25,984,616
    26,000    5.015%, 10/27/00(a).......       25,994,672
                                          ---------------
                                               51,979,288
                                          ---------------
              Total U.S. Government
                Agencies
                (amortized cost
                $614,668,083)...........      614,668,083
                                          ---------------

                                      -13-
                         See Notes to Financial Statements appearing on page 30.

COMMAND GOVERNMENT FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
              Repurchase Agreements(b)--8.7%
              Lehman Brothers Inc.,
                4.20%, dated 12/30/99,
                due 1/03/00 in the
                amount of $39,896,610
                (cost $39,878,000),
                value of collateral
                including accrued
                interest--$40,700,483...  $    39,878,000
$   39,878
              Salomon Smith Barney Inc.,
                3.50%, dated 12/31/99,
                due 1/04/00 in the
                amount of $20,656,030
                (cost $20,648,000),
                value of collateral
                including accrued
                interest--$21,073,665...       20,648,000
    20,648
                                          ---------------
              Total Repurchase
                Agreements
                (amortized cost
                $60,526,000)............       60,526,000
                                          ---------------
              Total Investments--96.5%
                (amortized cost
                $675,194,083(c))........      675,194,083
              Other assets in excess of
                liabilities--3.5%.......       24,561,382
                                          ---------------
              Net Assets--100%..........  $   699,755,465
                                          ---------------
                                          ---------------

---------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Repurchase agreements are collateralized by U.S. Treasury or Federal agency obligations.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
                                      -14-
                         See Notes to Financial Statements appearing on page 30. COMMAND GOVERNMENT FUND
 Statement of Assets and Liabilities (Unaudited)

Assets                                                                                   December 31, 1999
                                                                                         -----------------
Investments, at amortized cost which approximates market value........................     $ 614,668,083
Repurchase agreements.................................................................        60,526,000
Cash..................................................................................           403,532
Receivable for Fund shares sold.......................................................        78,018,490
Interest receivable...................................................................         7,062,867
Prepaid expenses......................................................................            13,900
                                                                                         -----------------
  Total assets........................................................................       760,692,872
                                                                                         -----------------
Liabilities
Payable for Fund shares repurchased...................................................        60,556,811
Management fee payable................................................................           247,331
Accrued expenses......................................................................            91,101
Distribution fee payable..............................................................            42,164
                                                                                         -----------------
  Total liabilities...................................................................        60,937,407
                                                                                         -----------------
Net Assets............................................................................     $ 699,755,465
                                                                                         -----------------
                                                                                         -----------------
Net assets were comprised of:
  Shares of beneficial interest, at par...............................................     $   6,997,555
  Paid-in capital in excess of par....................................................       692,757,910
                                                                                         -----------------
Net assets, December 31, 1999.........................................................     $ 699,755,465
                                                                                         -----------------
                                                                                         -----------------
Net asset value, offering price and redemption price per share ($699,755,465 /
  699,755,465 shares of beneficial interest ($.01 par value) issued and
  outstanding)........................................................................             $1.00
                                                                                         -----------------
                                                                                         -----------------

See Notes to Financial Statements appearing on page 30.

 COMMAND GOVERNMENT FUND
 Statement of Operations (Unaudited)

                                            Six Months
                                              Ended
                                           December 31,
Net Investment Income                          1999
Income
  Interest and discount earned.........    $    18,974,939
                                        ------------------
Expenses
  Management fee.......................          1,423,335
  Distribution fee.....................            444,792
  Transfer agent's fees and expenses...             51,000
  Custodian's fees and expenses........             40,000
  Registration fees....................             30,000
  Reports to shareholders..............             28,000
  Audit fee and expenses...............             14,000
  Trustees' fees and expenses..........             10,000
  Insurance expense....................              4,000
  Legal fees and expenses..............              4,000
  Miscellaneous........................              4,075
                                        ------------------
    Total expenses.....................          2,053,202
                                        ------------------
Net investment income..................         16,921,737
                                        ------------------
Realized Gain on Investments
Net realized gain on investment
  transactions.........................              9,867
                                        ------------------
Net Increase in Net Assets
Resulting from Operations..............    $    16,931,604
                                        ------------------
                                        ------------------

 COMMAND GOVERNMENT FUND
 Statement of Changes in Net Assets (Unaudited)

                          Six Months
                             Ended          Year Ended
Increase (Decrease)      December 31,        June 30,
in Net Assets                1999              1999
Operations
  Net investment
  income............... $    16,921,737   $    34,224,418
  Net realized gain on
    investment
    transactions.......           9,867            22,602
                        ---------------   ---------------
  Net increase in net
    assets resulting
    from operations....      16,931,604        34,247,020
                        ---------------   ---------------
Dividends and
distributions to
shareholders (Note
1).....................     (16,931,604)      (34,247,020)
                        ---------------   ---------------
Fund share transactions
(at $1 per share)
  Net proceeds from
    shares
    subscribed.........   1,618,375,948     3,282,787,339
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions......      16,931,434        34,247,020
  Cost of shares
  reacquired...........  (1,649,941,454)   (3,211,372,225)
                        ---------------   ---------------
  Net increase
    (decrease) in net
    assets from Fund
    share
    transactions.......     (14,634,072)      105,662,134
                        ---------------   ---------------
Total increase
(decrease).............     (14,634,072)      105,662,134
Net Assets
Beginning of period....     714,389,537       608,727,403
                        ---------------   ---------------
End of period.......... $   699,755,465   $   714,389,537
                        ---------------   ---------------
                        ---------------   ---------------

See Notes to Financial Statements appearing on page 30.
                                          See Notes to Financial Statements
                                          appearing on page 30.
                                      -16-

 COMMAND GOVERNMENT FUND
 Financial Highlights (Unaudited)

                                            Six Months
                                              Ended                             Year Ended June 30,
                                           December 31,     ------------------------------------------------------------
                                               1999           1999         1998         1997         1996         1995
                                           ------------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...      $  1.000       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
Net investment income and net realized
  gains................................         0.024          0.046        0.051        0.049        0.050        0.048
Dividends and distributions to
  shareholders.........................        (0.024)        (0.046)      (0.051)      (0.049)      (0.050)      (0.048)
                                           ------------     --------     --------     --------     --------     --------
Net asset value, end of period.........      $  1.000       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                           ------------     --------     --------     --------     --------     --------
                                           ------------     --------     --------     --------     --------     --------
TOTAL RETURN(b)........................          2.42%          4.74%        5.20%        4.97%        5.12%        4.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........      $699,755       $714,390     $608,727     $528,469     $487,485     $404,295
Average net assets (000)...............      $707,800       $739,779     $562,693     $534,580     $477,168     $350,458
Ratios to average net assets:
  Expenses, including distribution
  fees.................................           .58%(a)        .56%         .56%         .63%         .68%         .65%
  Expenses, excluding distribution
  fees.................................           .45%(a)        .44%         .44%         .51%         .56%         .53%
  Net investment income................          4.76%(a)       4.63%        5.08%        4.84%        4.97%        4.81%

---------------
(a) Annualized.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than one year are not annualized.
See Notes to Financial Statements appearing on page 30.

COMMAND TAX-FREE FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note 1)
                          ALASKA--1.1%
                          Valdez Marine Air
                            Terminal Rev., Arco
                            Trans. Proj.,
                            T.E.C.P.,
                          3.85%, 2/4/00, Ser.
VMIG1         $ 14,400      94C................... $   14,400,000
                                                   --------------
                          ARIZONA--2.2%
                          Maricopa Cnty., St.
                            Joseph's Care Ctr.,
                            Prerefunded,
                          7.75%, 7/1/00, Ser.
NR               3,800      90A...................      3,955,792
                          Salt River Proj.
                            Agricultural Improv. &
                            Pwr., T.E.C.P.,
                          3.35%, 2/17/00, Ser.
P1              11,006      80....................     11,006,000
                          3.40%, 2/15/00, Ser.
P1              14,400      80....................     14,400,000
                                                   --------------
                                                       29,361,792
                                                   --------------
                          CALIFORNIA--1.8%
                          California Higher Ed.
                            Ln. Auth., Student Ln.
                            Rev., A.N.N.M.T.,
                          3.50%, 7/1/00, Ser.
VMIG1           24,000      87B...................     24,000,000
                                                   --------------
                          COLORADO--1.4%
                          Arapahoe Cnty. Co. Sch.
                            Dist., T.A.N.,
                          4.25%, 6/30/00, Ser.
MIG1             7,000      99....................      7,017,876
                          El Paso Cnty. Co.,
                            Single Fam. Mtge.
                            Rev., A.M.T.,
                          3.25%, 5/15/00, Ser.
SP1+*            6,710      99C...................      6,710,000
                          Wheat Ridge Ind. Dev.
                            Rev., Var. Adolph
                            Coors Co. Proj.,
                            A.M.T., F.R.W.D.,
                          5.40%, 1/5/00, Ser.
A1+*             5,000      93....................      5,000,000
                                                   --------------
                                                       18,727,876
                                                   --------------
                          CONNECTICUT--0.2%
                          Connecticut Spec.
                            Assmt., Unemploy.
                            Comp. Rev.,
                            A.N.N.M.T.,
                          3.38%, 7/1/00, Ser
VMIG1         $  3,200      93C................... $    3,200,000
                                                   --------------
                          DISTRICT OF COLUMBIA--2.3%
                          Dist. of Columbia, Gen.
                            Oblig., F.R.D.D.,
                          5.15%, 1/3/00, Ser.
VMIG1            1,400      92A-3.................      1,400,000
                          5.15%, 1/3/00, Ser.
VMIG1            2,500      92A-4.................      2,500,000
                          Dist. of Columbia,
                            National Academy of
                            Science, T.E.C.P.,
                            A.M.T.,
                          3.55%, 1/28/00, Ser.
VMIG1           10,000      99B...................     10,000,000
                          Metro. Wash. Arpt. Rev.,
                            A.M.T., T.E.C.P.,
                          4.50%, 1/28/00, Ser.
A1+*            18,000      99A...................     18,000,000
                                                   --------------
                                                       31,900,000
                                                   --------------
                          FLORIDA--4.0%
                          Gulf Envir. Svcs. Inc.,
                            F.R.W.D.,
                          5.80%, 1/6/00, Ser.
VMIG1            9,650      28A...................      9,650,000
                          Jacksonville Elec.
                            Auth., T.E.C.P.,
P1               6,950    3.80%, 2/1/00...........      6,950,000
P1               6,000    3.75%, 3/9/00, Ser. A...      6,000,000
                          Orange Cnty., Florida
                            Hlth. Facs. Auth. Rev.
                            Certs., F.R.W.D.,
                          5.71%, 1/6/00, Ser.
A1+*            20,500      171...................     20,500,000
                          Pinellas Cnty. Hlth.
                            Fac., Prerefunded,
                          8.50%, 3/1/00, Ser.
NR              10,705      90A...................     11,012,453
                                                   --------------
                                                       54,112,453
                                                   --------------

                                      -18-
                         See Notes to Financial Statements appearing on page 30.

COMMAND TAX-FREE FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note 1)
                          GEORGIA--10.0%
                          Albany Dougherty Georgia
                            Payroll, Georgia Pwr.
                            Co. Plant Proj.,
                            Q.T.R.M.T.,
VMIG1         $  2,120    3.95%, 2/1/00........... $    2,120,000
                          Atlanta Urban Res., Fin.
                            Auth., A.M.T.,
                            F.R.W.D.,
                          5.65%, 1/6/00, Ser.
A1+*            11,104      98B...................     11,104,000
                          Burke Cnty. Georgia Dev.
                            Auth.,
                            Georgia Pwr. Co.,
                            Q.T.R.M.T.,
                          3.95%, 2/1/00, Ser.
VMIG1           13,155      91-1..................     13,155,000
                          Oglethorpe Pwr. Corp.,
                            T.E.C.P.,
                          3.52%, 2/10/00,
VMIG1           18,500      Ser.98................     18,500,000
                          Cobb Cnty. Dev. Auth.,
                            Institute of Nuclear
                            Pwr., F.R.W.D.,
                          5.55%, 1/5/00, Ser.
CPS1            18,390      98....................     18,390,000
                          Cobb Cnty. Hsg. Auth.,
                            Multifam. Hsg. Rev.,
                            Post Bridge Proj.,
                            F.R.W.D.,
                          5.50%, 1/5/00, Ser.
A1+*            10,000      96....................     10,000,000
                          Terrell Mill II Assoc.,
                            F.R.W.D.,
                          5.55%, 1/6/00, Ser.
A1+*            10,600      93....................     10,600,000
                          Fulton Cnty. Dev. Auth.,
                            Catholic Sch. Prop.,
                            F.R.W.D.,
                          5.50%, 1/6/00, Ser.
NR              26,900      99....................     26,900,000
                          Siemen's Energy, Inc.,
                            F.R.W.D.,
                          5.55%, 1/6/00, Ser.
VMIG1            7,750      94....................      7,750,000
                          Willacoochie Dev. Auth.,
                            Poll. Ctrl. Rev.,
                            Langboard, Inc. Proj.,
                            F.R.W.D., A.M.T.,
                          5.60%, 1/6/00, Ser.
NR            $ 17,000      97.................... $   17,000,000
                                                   --------------
                                                      135,519,000
                                                   --------------
                          HAWAII--1.2%
                          Hawaii St., Gen. Oblig.,
                          8.13%, 2/1/00, Ser.
AAA*             2,305      1991..................      2,314,645
                          Class A Cert., F.R.W.D.,
                            Prerefunded,
                          5.70%, 1/6/00, Ser.
VMIG1           12,060      98B...................     12,060,000
                          Honolulu City & Cnty.,
                            Gen. Oblig., Wtr.
                            Bonds, Prerefunded,
                          7.25%, 6/1/00, Ser.
NR               1,745      90....................      1,789,701
                                                   --------------
                                                       16,164,346
                                                   --------------
                          ILLINOIS--16.5%
                          Chicago, Stockyards Ind.
                            Proj., F.R.W.D.,
                          5.60%, 1/5/00, Ser.
A1+*            13,300      96A...................     13,300,000
                          Cook Cnty. Illinois
                            Consolidated High
                            School Dist., Gen.
                            Oblig.,
                          4.70%, 12/1/00, Ser.
NR               2,170      99....................      2,184,442
                          Gurnee Ind. Dev. Rev.,
                            Sterigenics Intl.
                            Proj., F.R.W.D.,
                            A.M.T.,
                          5.55%, 1/5/00, Ser.
A1+*             7,320      96....................      7,320,000
                          Illinois Dev. Fin.
                            Auth., Illinois Pwr.
                            Co. Proj., T.E.C.P.,
                          3.65%, 2/22/00, Ser.
VMIG1            8,000      93C...................      8,000,000
                          Illinois Dev. Fin. Auth.
                            Rev., Adventist Hlth.
                            Sys., F.R.W.D.,
                          5.50%, 1/6/00, Ser.
VMIG1           13,875      97A...................     13,875,000

                                      -19-
                         See Notes to Financial Statements appearing on page 30.

COMMAND TAX-FREE FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note 1)
                          ILLINOIS--(cont'd.)
                          American College of
                            Surgeons, F.R.W.D.,
                          5.50%, 1/7/00, Ser.
A1+*          $ 15,200      96.................... $   15,200,000
                          Chicago Symphony,
                            F.R.W.D.,
                          4.01%, 1/5/00, Ser.
VMIG1            9,300      96....................      9,300,000
                          Illinois Ed. Fac. Auth.,
                            Art Institute of
                            Chicago, F.R.W.D.,
                          4.86%, 1/5/00, Ser.
VMIG1            9,400      96....................      9,400,000
                          Illinois Hlth. Facs.
                            Auth. Rev.,
                            Resurrection Hlth.,
                            F.R.D.D.,
                          3.58%, 1/3/00, Ser.
VMIG1            1,850      99A...................      1,850,000
                          Illinois Hlth. Fac. Dev.
                            Auth., Central Baptist
                            Home, F.R.W.D.,
                          5.50%, 1/6/00, Ser.
VMIG1           13,300      99B...................     13,300,000
                          Evanston Hosp. Corp.
                            Prog., A.N.N.M.T.,
                          3.25%, 2/29/00, Ser.
VMIG1           20,000      95....................     20,000,000
                          3.90%, 10/31/00, Ser.
VMIG1           25,000      92....................     25,000,000
                          Riverside Hlth. Sys.,
                            F.R.W.D.,
                          5.45%, 1/6/00, Ser.
VMIG1           12,500      94C...................     12,500,000
                          Servant Cor Falcon II,
                            F.R.W.D.,
                          5.17%, 1/5/00, Ser.
A1+*            14,000      96A...................     14,000,000
                          SSM Health Care,
                            T.E.C.P.,
                          3.90%, 1/26/00, Ser.
A1+*            18,540      98B...................     18,540,000
                          Illinois St., Gen.
                            Oblig., Prerefunded,
                          6.70%, 6/1/00, Ser.
NR               2,140      90....................      2,212,075
                          Wheeling Multifam. Hsg.
                            Rev., Woodland Creek
                            II, F.R.W.D.,
                          5.50%, 1/7/00, Ser.
Aaa*          $ 17,655      90.................... $   17,655,000
                          Woodridge & Dupage
                            Cntys., Multifam. Hsg.
                            Rev., Hinsdale Lake
                            Terr. Apts., F.R.W.D.,
                          5.55%, 1/7/00, Ser.
A1+*            20,760      90....................     20,760,000
                                                   --------------
                                                      224,396,517
                                                   --------------
                          INDIANA--1.2%
                          Fort Wayne Sew. Works
                            Imp. Rev.,
                          4.00%, 8/1/00, Ser.
NR               1,000      B.....................      1,002,814
                          Indiana Ed. Fac. Auth.,
                            Wesleyan Univ.,
                            F.R.W.D.,
                          5.50%, 1/7/00, Ser.
NR               5,000      93....................      5,000,000
                          Indiana Sec. Market for
                            Ed. Loans,
                          3.60%, 6/1/00, Ser.
NR               2,000      98F...................      2,001,199
                          Tippecanoe Cnty. Ind.
                            Poll. Ctrl. Rev.,
                            Caterpillar, Inc.
                            Proj., F.R.W.D.,
                            A.M.T.,
                          5.60%, 1/6/00, Ser.
P1               8,750      91....................      8,750,000
                                                   --------------
                                                       16,754,013
                                                   --------------
                          IOWA--0.6%
                          Sergeant Bluff Ind. Dev.
                            Rev., Sioux City Brick
                            & Tile Proj.,
                            F.R.W.D., A.M.T.,
                          5.65%, 1/6/00, Ser.
NR               8,480      96C...................      8,480,000
                                                   --------------

                                      -20-
                         See Notes to Financial Statements appearing on page 30.

COMMAND TAX-FREE FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note 1)
                          KANSAS--0.7%
                          Mission Kansas Multifam.
                            Rev., Ref. Hsg., The
                            Falls Apts. Proj.,
                            F.R.W.D., A.M.T.,
A1+*          $  9,350    5.66%, 1/6/00........... $    9,350,000
                                                   --------------
                          KENTUCKY--0.4%
                          Kentucky St. Tpk. Auth.
                            Econ. Dev.,
                            Revitalization Proj.,
                            Prerefunded,
                          7.50%, 5/15/00, Ser.
NR               2,500      90....................      2,574,912
                          Road Rev., Prerefunded,
                          7.25%, 5/15/00, Ser.
NR               2,700      90....................      2,779,396
                                                   --------------
                                                        5,354,308
                                                   --------------
                          LOUISIANA--0.4%
                          Calcasieu Parish Ind.
                            Dev. Bd., Citgo Corp.,
                            F.R.D.D., A.M.T.,
                          5.40%, 1/3/00, Ser.
NR               1,200      96....................      1,200,000
                          West Baton Rouge Parish
                            Dist. Pound3, Dow
                            Chemical Co. Proj.,
                            A.M.T., F.R.D.D.,
                          5.45%, 1/3/00, Ser.
P1               3,300      94A,..................      3,300,000
                          5.45%, 1/3/00, Ser.
P1                 900      95....................        900,000
                                                   --------------
                                                        5,400,000
                                                   --------------
                          MARYLAND--0.9%
                          Anne Arundel Cnty.,
                            Baltimore Gas &
                            Electric, A.N.N.M.T.,
                          3.52%, 7/1/00, Ser.
VMIG1            6,000      84....................      6,000,000
                          Maryland St. Hlth. &
                            High. Ed. Fac., Univ.
                            of Maryland Med. Sys.,
                            F.R.W.D.,
A1+*             5,900    5.35%, 1/5/00...........      5,900,000
                                                   --------------
                                                       11,900,000
                                                   --------------
                          MASSACHUSETTS--3.0%
                          Brockton, Gen Oblig.,
AAA*          $  1,000    6.00%, 5/1/00........... $    1,009,030
                          Mass. St. Hlth. & Ed.
                            Facs. Auth. Rev.,
                            Boston Univ.,
                            F.R.W.D.,
                          5.35%, 1/5/00, Ser.
VMIG1           23,700      85H...................     23,700,000
                          Univ. Hospital,
                            Prerefunded,
NR               6,000    7.25%, 7/1/00, Ser. C...      6,232,950
                          Mass. St. Hsg. Fin.
                            Agcy., Single Family
                            Hsg. Notes, A.M.T.,
MIG1             2,000    3.60%, 6/1/00, Ser. A...      2,000,000
                          Mass. St. Wtr. Res.
                            Auth., Prerefunded,
                          7.00%, 4/1/00, Ser.
NR               3,560      90A...................      3,663,847
                          7.63%, 4/1/00, Ser.
NR               1,145      90A...................      1,180,133
                          Mass. St., Gen. Oblig.,
                            Prerefunded,
                          7.25%, 3/1/00, Ser.
NR               2,235      90A...................      2,294,521
                                                   --------------
                                                       40,080,481
                                                   --------------
                          MICHIGAN--1.1%
                          Michigan Mun. Bond
                            Auth., Rev. Notes,
                          4.25%, 8/25/00, Ser.
SP1+*           10,000      B1....................     10,040,582
                          Willow Run Comm. Sch.,
                            Prerefunded,
                          6.38%, 5/1/00, Ser.
NR               5,200      91....................      5,356,220
                                                   --------------
                                                       15,396,802
                                                   --------------
                          MINNESOTA--1.3%
                          Bloomington Port Auth.
                            Tax Rev., Ref. Mall of
                            America, F.R.W.D.,
VMIG1           18,000    5.45%, 1/6/00, Ser. B...     18,000,000
                                                   --------------

                                      -21-
                         See Notes to Financial Statements appearing on page 30.

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note 1)
                          MISSISSIPI--2.3%
                          Harrison Cnty. Poll.
                            Ctrl. Rev.,
                            Mississippi Pwr. Co.
                            Proj., Q.T.R.M.T.,
                          3.95%, 2/1/00, Ser.
A1            $ 16,750      92.................... $   16,750,000
                          Jackson Cnty. Port Fac.
                            Rev., Chevron U.S.A.,
                            Inc. Proj.,
                            S.E.M.M.T.,
                          3.85%, 5/1/00, Ser.
P1               9,900      93,...................      9,900,000
                          Mississippi St. Lease
                            Rev. Cert.,
                          4.25%, 10/15/00, Ser.
NR               4,280      A.....................      4,280,000
                                                   --------------
                                                       30,930,000
                                                   --------------
                          NEW HAMPSHIRE--0.3%
                          New Hampshire St. Bus.
                            Fin. Auth. Fac. Rev.,
                            Mod Tap NA Corp.
                            Proj., F.R.W.D.,
Aa2              4,400    5.00%, 1/5/00...........      4,400,000
                                                   --------------
                          NEW JERSEY--0.2%
                          New Jersey Econ. Dev.
                            Auth. Rev., 865
                            Centennial Ave. Proj.,
                            F.R.W.D., A.M.T.,
                          5.61%, 1/6/00, Ser.
A1+*             3,250      85....................      3,250,000
                                                   --------------
                          NEW MEXICO--0.2%
                          New Mexico St. Hwy.
                            Comm. Tax Rev., Sr.
                            Sub. Lien,
                          4.25%, 6/15/00, Ser.
NR               2,715      98A...................      2,726,961
                                                   --------------
                          NEW YORK--2.5%
                          New York Energy Res. &
                            Dev. Auth., Niagara
                            Mohawk Pwr. Corp.,
                            F.R.D.D.,
                          4.90%, 1/3/00, Ser.
P1               1,600      85B...................      1,600,000
                          New York Local Gov't.
                            Assist. Corp., Mun.
                            Secs. Trust Rcpts.,
                            F.R.D.D.,
                          4.90%, 1/3/00, Ser.
A1+*          $  6,000      59.................... $    6,000,000
                          New York, NY, Mun. Secs.
                            Trust Rcpts.,
                            F.R.D.D.,
                          4.90%, 1/3/00, Ser.
A1+*             1,100      63....................      1,100,000
                          Niagara Cnty. Ind. Dev.
                            Agcy., Waste Disp.
                            Rev., F.R.W.D.,
                            A.M.T.,
P1              21,500    6.50%, 1/5/00...........     21,500,000
                          Port Auth. New York &
                            New Jersey, F.R.D.D.,
VMIG1            1,600    4.90%, 1/3/00, Ser. 3...      1,600,000
VMIG1            2,200    4.90%, 1/3/00, Ser. 5...      2,200,000
                                                   --------------
                                                       34,000,000
                                                   --------------
                          NORTH CAROLINA--1.9%
                          Charlotte Airport Rev.,
                            T.E.C.P.,
                          3.90%, 1/26/00, Ser.
VMIG1            7,000      D.....................      7,000,000
                          Halifax Cnty. Ind. Facs.
                            & Poll. Ctrl.,
                            Westmoreland L.G. & E.
                            Partners, F.R.D.D.,
                            A.M.T.,
                          4.90%, 1/3/00, Ser.
A1+*             2,300      93....................      2,300,000
                          North Carolina Ed. Fac.
                            Fin. Agcy. Rev.,
                            Warren Wilson Coll.,
                            F.R.W.D.,
                          5.50%, 1/6/00, Ser.
NR              12,200      98....................     12,200,000
                          Raliegh Durham Arpt.
                            Auth., Spec. Facs.
                            Rev., American
                            Airlines, F.R.D.D.,
                          4.95%, 1/3/00, Ser.
A1+*             4,000      95B1..................      4,000,000
                                                   --------------
                                                       25,500,000
                                                   --------------

                                      -22-
                         See Notes to Financial Statements appearing on page 30.

COMMAND TAX-FREE FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note 1)
                          OHIO--5.8%
                          Clinton Cnty. Hosp.
                            Rev., Ohio Hosp. Cap.
                            Fin., F.R.W.D.,
                          5.60%, 1/5/00, Ser.
A1+*          $ 28,000      98.................... $   28,000,000
                          Cuyahoga Cnty. Hosp.
                            Rev., Univ. Hosp.
                            Hlth., F.R.W.D.,
                          3.97%, 1/6/00, Ser.
VMIG1           10,300      99E...................     10,300,000
                          Franklin Cnty. Hosp.
                            Rev., Subordinated
                            Doctors Ohio Health,
                            F.R.W.D.,
VMIG1            9,800    5.70%, 1/6/00...........      9,800,000
                          Kings Local Sch. Dist.,
                            B.A.N.,
                          4.19%, 3/1/00, Ser.
NR               6,000      99....................      6,007,147
                          Lorain Cnty. Ind. Living
                            Facs. Rev., F.R.W.D.,
A1+*             6,830    4.40%, 1/5/00...........      6,830,000
                          Ohio Hsg. Fin. Agcy.,
                            Multifam. Hsg. Rev.,
                            F.R.W.D.,
A1+*             5,945    5.50%, 1/7/00, Ser. B...      5,945,000
                          Ohio Hsg. Fin. Agcy.,
                            A.N.N.O.T., A.M.T.,
                          3.90%, 7/20/00, Ser.
A1+*D           11,930      117...................     11,930,000
                                                   --------------
                                                       78,812,147
                                                   --------------
                          OKLAHOMA--2.0%
                          Muskogee Ind. Trust,
                            Muskogee Mall Proj.,
                            F.R.W.D.,
                          5.30%, 1/5/00, Ser.
VMIG1            5,100      85....................      5,100,000
                          Tulsa Pkg. Auth. Rev.,
                            Williams Ctr. Proj.,
                            S.E.M.M.T.,
                          3.90%, 5/15/00, Ser.
VMIG1            5,200      87A...................      5,200,000
                          Tulsa Cnty. Hsg. Fin.
                            Auth., Morgan Keegan
                            Var. Rate Trust,
                            F.R.W.D., A.M.T.,
A1+*          $ 17,485    5.76%, 1/6/00, Ser. E... $   17,485,000
                                                   --------------
                                                       27,785,000
                                                   --------------
                          OREGON--1.0%
                          Oregon St. Hsg. & Comm.
                            Svcs. Dep., Single
                            Family Mtge.,
                          3.15%, 4/13/00, Ser.
MIG1             5,000      99C...................      5,000,000
                          3.45%, 6/29/00, Ser.
MIG1             6,400      99G...................      6,400,000
                          A.M.T.,
                          3.20%, 4/13/00, Ser.
MIG1             1,500      99D...................      1,500,000
                                                   --------------
                                                       12,900,000
                                                   --------------
                          PENNSYLVANIA--3.6%
                          Dauphin Cnty. Gen. Auth.
                            Rev.,
                            All Hlth. Pooled Fin.
                            Prog., F.R.W.D.,
A1+*            10,000    5.60%, 1/5/00, Ser. B...     10,000,000
                          Ed. & Hlth. Prog.,
                            F.R.W.D.,
                          5.75%, 1/6/00, Ser.
VMIG1           18,120      97....................     18,120,000
                          Penn. Intergov. Coop.
                            Auth., Philadelphia
                            Funding Prog.,
                          5.75%, 6/15/00, Ser.
NR               3,000      96....................      3,033,082
                          Philadelphia Sch. Dist.,
                            T.R.A.N.,
                          4.00%, 6/30/00, Ser.
MIG1            12,000      B.....................     12,031,625
                          Temple Univ. Funding
                            Notes,
                          3.15%, 5/12/00, Ser.
MIG1             6,000      99....................      6,000,000
                                                   --------------
                                                       49,184,707
                                                   --------------

                                      -23-
                         See Notes to Financial Statements appearing on page 30.

COMMAND TAX-FREE FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note 1)
                          SOUTH CAROLINA--1.9%
                          Richland Cnty. Sch.
                            Dist.,
                          6.63%, 3/1/00, Ser.
MIG1          $  2,310      96.................... $    2,322,785
                          South Carolina Ed. Fac.
                            Auth., Presbyterian
                            College, F.R.W.D.,
                          4.00%, 1/6/00, Ser.
CPS1            11,630      98....................     11,630,000
                          South Carolina Pub.
                            Svcs. Auth., T.E.C.P.,
P1              12,000    3.90%, 1/21/00..........     12,000,000
                                                   --------------
                                                       25,952,785
                                                   --------------
                          SOUTH DAKOTA--2.9%
                          South Dakota Hsg. Dev.
                            Auth.,
                            Homeownership Mtge.,
                          3.40%, 7/7/00, Ser.
MIG1             5,315      99E...................      5,315,000
                          3.75%, 9/28/00, Ser.
MIG1             6,000      J.....................      6,000,000
                          A.M.T.,
                          3.70%, 4/7/00, Ser.
NR               6,000      99C...................      6,000,000
                          3.45%, 7/7/00, Ser.
MIG1            22,000      99F...................     22,000,000
                                                   --------------
                                                       39,315,000
                                                   --------------
                          TENNESSEE--2.7%
                          Dickson Cnty.,
                            Renaissance Learning
                            Cent. Rev., F.R.W.D.,
                          5.55%, 1/5/00, Ser.
NR              16,000      97....................     16,000,000
                          Sumner Cnty. Hlth. Ed. &
                            Hsg. Bd. Rev., Hosp.
                            Alliance Pooled,
                            F.R.W.D.,
                          5.61%, 1/6/00, Ser.
A1+*            20,000      99A...................     20,000,000
                                                   --------------
                                                       36,000,000
                                                   --------------
                          TEXAS--17.6%
                          Austin Texas Util. Sys.
                            Rev., T.E.C.P.,
P1              30,262    3.80%, 2/11/00..........     30,262,000
                          Bexar Cnty. Hsg. Fin.
                            Corp., Perrin Park
                            Apt., A.M.T.,
                            F.R.W.D.,
                          5.61%, 1/6/00, Ser.
VMIG1         $ 10,375      96.................... $   10,375,000
                          Bexar Metro. Wtr. Dist.
                            Rev., T.E.C.P.,
P1               5,000    4.35%, 2/17/00..........      5,000,000
                          Brazos River Harbor Nav.
                            Dist. Rev.,
                            Dow Chemical Co.
                            Proj.,
                            F.R.D.D., A.M.T.,
                          5.45%, 1/3/00, Ser.
P1                 800      92A...................        800,000
                          5.45%, 1/3/00, Ser.
P1               1,200      93....................      1,200,000
                          5.45%, 1/3/00, Ser.
P1               4,300      96....................      4,300,000
                          5.45%, 1/3/00, Ser.
P1                 300      97....................        300,000
                          T.E.C.P.,
                          3.95%, 1/18/00, Ser.
P1              15,900      91....................     15,900,000
                          Collin Cnty. Hsg. Fin.
                            Corp. Multifam. Hsg.
                            Rev., Huntington Apts.
                            Proj., F.R.W.D.,
                          5.61%, 1/6/00, Ser.
A1+*             6,155      96....................      6,155,000
                          Guadalupe Blanco River
                            Auth., The BOC Group,
                            Inc., F.R.W.D.,
                          4.00%, 1/6/00, Ser.
CPS1            10,000      93....................     10,000,000
                          Gulf Coast Ind. Dev.
                            Auth., Citgo Petro.
                            Proj., F.R.D.D.,
                            A.M.T.,
                          5.40%, 1/3/00, Ser.
VMIG1            3,200      94....................      3,200,000
                          5.40%, 1/3/00, Ser.
VMIG1            1,500      95....................      1,500,000
                          Gulf Coast Waste Disp.
                            Auth., Environmental
                            Facs. Rev., F.R.D.D.,
                            A.M.T.,
P1              19,800    5.40%, 1/3/00...........     19,800,000

                                      -24-
                         See Notes to Financial Statements appearing on page 30.

COMMAND TAX-FREE FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note 1)
                          TEXAS--(cont'd.)
                          Houston, Gen. Oblig.,
                            T.E.C.P.,
                          3.80%, 1/21/00, Ser.
P1            $  4,000      B..................... $    4,000,000
                          3.90%, 1/25/00, Ser.
P1              12,000      B.....................     12,000,000
                          3.85%, 1/26/00, Ser.
P1               6,800      B.....................      6,800,000
                          3.75%, 2/17/00, Ser.
P1               8,100      A.....................      8,100,000
                          North Central Texas
                            Hlth. Fac. Dev.,
                            Retirement Fac. Senior
                            Hsg., F.R.W.D.,
A1+*            10,000    5.50%, 1/6/00...........     10,000,000
                          Port Corpus Christi
                            Texas Ind., Citgo
                            Petro. Corp. Proj.,
                            F.R.D.D., A.M.T.,
VMIG1            1,100    5.40%, 1/3/00...........      1,100,000
                          San Antonio Wtr. Sys.,
                            T.E.C.P.,
                          3.50%, 1/26/00, Ser.
P1              19,900      95....................     19,900,000
                          Tarrant Cnty. Hlth. Fac.
                            Dev., Adventist Hlth.
                            Sys., F.R.W.D.,
                          5.45%, 1/6/00, Ser.
VMIG1           12,490      96A...................     12,490,000
                          Texas Hsg., A.M.T.,
                            T.E.C.P.,
NR               5,060    4.10%, 4/7/00, Ser. A...      5,060,000
                          Texas St. Univ. Sys.
                            Rev., Ref. Fin. Sys.,
                          4.50%, 3/15/00, Ser.
Aaa              4,245      98B...................      4,257,573
                          Texas St.,
                            T.R.A.N.,
                          4.50%, 8/31/00, Ser.
MIG1            30,000      A.....................     30,153,833
                          Nat. Res. Lab.,
                            Prerefunded,
                          7.13%, 4/1/00, Ser.
NR              16,580      90....................     17,068,640
                                                   --------------
                                                      239,722,046
                                                   --------------
                          VIRGINIA--1.6%
                          Campbell Cnty. Ind. Dev.
                            Auth. Rev., Hadson
                            Pwr., F.R.D.D.,
                            A.M.T.,
                          5.45%, 1/3/00, Ser.
NR            $  1,200      90A................... $    1,200,000
                          Chesterfield Cnty.
                            Virginia Ind. Dev.
                            Auth., Tidewater Fibre
                            Corp. Proj., F.R.W.D.,
                            A.M.T.,
CPS1             6,200    5.60%, 1/6/00...........      6,200,000
                          Fairfax Cnty. Econ. Dev.
                            Auth., LEHM-Res. Rec.,
                            A.M.T., Q.T.R.O.T.,
                          3.95%, 2/1/00, Ser.
VMIG1D          15,000      99A15.................     15,000,000
                                                   --------------
                                                       22,400,000
                                                   --------------
                          WASHINGTON--1.4%
                          Port Seattle Washington,
                            Rev. Ref.,
                          6.00%, 2/1/00, Ser.
NR               1,000      95A...................      1,002,226
                          Washington St. Hlth.
                            Care Fac., Sisters of
                            St. Joseph of Peace,
                            F.R.W.D.,
                          5.50%, 1/6/00, Ser.
VMIG1           18,300      93....................     18,300,000
                                                   --------------
                                                       19,302,226
                                                   --------------
                          WISCONSIN--3.5%
                          Greenfield Sch. Dist.,
                            T.R.A.N.,
NR               4,000    4.25%, 9/29/00..........      4,012,285
                          Janesville Sch. Dist.,
                            T.R.A.N.,
NR               3,000    4.25%, 10/5/00..........      3,009,208

                                      -25-
                         See Notes to Financial Statements appearing on page 30.
COMMAND TAX-FREE FUND
Portfolio of Investments
December 31, 1999 (Unaudited)

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note 1)
                          WISCONSIN--(cont'd.)
                          Milwaukee Redev. Auth.,
                            Historic Third Ward
                            Parking, F.R.W.D.,
                          5.60%, 1/6/00, Ser.
NR            $  4,290      99.................... $    4,290,000
                          Milwaukee, Gen. Oblig.,
                          6.60%, 6/15/00, Ser.
NR               2,960      BY....................      3,003,735
                          Sheboygan Sch. Dist.,
                            T.R.A.N.,
NR               5,000    4.10%, 8/30/00..........      5,010,853
                          Wausau Sch. Dist.,
                            T.R.A.N.,
NR               6,300    4.10%, 9/22/00..........      6,315,826
                          West Allis West
                            Milwaukee, T.R.A.N.,
MIG1             4,300    4.10%, 9/21/00..........      4,310,168
                          Wisconsin Hsg. Eco. Dev.
                            Auth., Ownership Rev.,
                            A.N.N.O.T.,
VMIG1D           8,555    3.90%, 10/5/00..........      8,555,000
                          Wisconsin St. Hlth. &
                            Ed. Facs., T.E.C.P.,
                          3.65%, 2/16/00, Ser.
A1+*             9,080      98B...................      9,080,000
                                                   --------------
                                                       47,587,075
                                                   --------------
                          WYOMING--1.7%
                          Converse Cnty. Poll.,
                            Ref. Conv., F.R.W.D.,
VMIG1         $ 22,485    5.85%, 1/5/00........... $   22,485,000
                                                   --------------
                          Total Investments--103.3%
                          (cost
                            $1,404,750,535**)..... $1,404,750,535
                          Liabilities in excess of
                            other
                            assets--(3.3%)........    (45,485,751)
                                                   --------------
                          Net Assets--100%........ $1,359,264,784
                                                   --------------
                                                   --------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
  A.M.T.--Alternative Minimum Tax.
  A.N.N.M.T.--Annual Mandatory Tender.
  A.N.N.O.T.--Annual Option Tender.
  B.A.N.--Bond Anticipation Note.
  F.R.D.D.--Floating Rate (Daily) Demand Note(b).
  F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
  Q.T.R.M.T.--Quarterly Mandatory Tender.
  Q.T.R.O.T.--Quarterly Optional Tender.
  S.E.M.M.T.--Semi-Annual Mandatory Tender.
  T.A.N.--Tax Anticipation Note.
  T.E.C.P.--Tax Exempt Commercial Paper.
  T.R.A.N.--Tax and Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
* Standard & Poor's rating.
** The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
D Indicates an illiquid security restricted as to resale. The aggregate cost of such securities is $35,485,000. The aggregate value of $35,485,000 is approximately 2.6% of net assets.
NR--Not Rated by Moody's or Standard & Poor's.
                                      -26-
                         See Notes to Financial Statements appearing on page 30.

 COMMAND TAX-FREE FUND
 Statement of Assets and Liabilities (Unaudited)

Assets                                                                                   December 31, 1999
                                                                                         -----------------
Investments, at amortized cost which approximates market value........................    $ 1,404,750,535
Receivable for Fund shares sold.......................................................         18,941,747
Interest receivable...................................................................         10,709,547
Prepaid expenses......................................................................             30,516
                                                                                         -----------------
  Total assets........................................................................      1,434,432,345
                                                                                         -----------------
Liabilities
Payable for investments purchased.....................................................         54,180,569
Payable for Fund shares repurchased...................................................         19,868,837
Management fee payable................................................................            548,868
Accrued expenses and other liabilities................................................            484,610
Distribution fee payable..............................................................             84,677
                                                                                         -----------------
  Total liabilities...................................................................         75,167,561
                                                                                         -----------------
Net Assets............................................................................    $ 1,359,264,784
                                                                                         -----------------
                                                                                         -----------------
Net assets were comprised of:
  Shares of beneficial interest, at par...............................................    $    13,592,648
  Paid-in capital in excess of par....................................................      1,345,672,136
                                                                                         -----------------
Net assets, December 31, 1999.........................................................    $ 1,359,264,784
                                                                                         -----------------
                                                                                         -----------------
Net asset value, offering price and redemption price per share ($1,359,264,784 /
  1,359,264,784 shares of beneficial interest ($.01 par value) issued and
  outstanding)........................................................................              $1.00
                                                                                         -----------------
                                                                                         -----------------

See Notes to Financial Statements appearing on page 30.
                                      -27-

 COMMAND TAX-FREE FUND
 Statement of Operations (Unaudited)

                                            Six Months
                                              Ended
                                           December 31,
Net Investment Income                          1999
Income
  Interest and discount earned.........    $ 26,681,137
                                        ------------------
Expenses
  Management fee.......................       3,318,630
  Distribution fee.....................         959,580
  Transfer agent's fees................          93,000
  Reports to shareholders..............          40,200
  Audit fee and expenses...............          14,000
  Trustees' fees and expenses..........          12,000
  Legal fees and expenses..............           7,000
  Custodian's fees and expenses........           5,100
  Registration fees....................           4,100
  Miscellaneous........................          17,846
                                        ------------------
    Total expenses.....................       4,471,456
  Less: custodian fee credit (Note
  1)...................................         (30,974)
                                        ------------------
    Net expenses.......................       4,440,482
                                        ------------------
Net investment income..................      22,240,655
                                        ------------------
Net Increase in Net Assets
Resulting from Operations..............    $ 22,240,655
                                        ------------------
                                        ------------------

 COMMAND TAX-FREE FUND
 Statement of Changes in Net Assets (Unaudited)

                          Six Months
                             Ended          Year Ended
Increase (Decrease)      December 31,        June 30,
in Net Assets                1999              1999
Operations
  Net investment
  income............... $    22,240,655   $    42,127,942
  Net realized gain on
    investment
    transactions.......              --            16,415
                        ---------------   ---------------
  Net increase in net
    assets resulting
    from operations....      22,240,655        42,144,357
                        ---------------   ---------------
Dividends and
distributions to
shareholders (Note
1).....................     (22,240,655)      (42,144,357)
                        ---------------   ---------------
Fund share transactions
(at $1 per share)
  Net proceeds from
    shares
    subscribed.........   2,526,886,742     5,590,973,138
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions......      22,240,655        42,144,357
  Cost of shares
  reacquired...........  (2,666,594,130)   (5,489,371,232)
                        ---------------   ---------------
  Net increase
    (decrease) in net
    assets from Fund
    share
    transactions.......    (117,466,733)      143,746,263
                        ---------------   ---------------
Total increase
(decrease).............    (117,466,733)      143,746,263
Net Assets
Beginning of period....   1,476,731,517     1,332,985,254
                        ---------------   ---------------
End of period.......... $ 1,359,264,784   $ 1,476,731,517
                        ---------------   ---------------
                        ---------------   ---------------

See Notes to Financial Statements appearing on page 30.
                                          See Notes to Financial Statements
                                          appearing on page 30.
                                      -28-

 COMMAND TAX-FREE FUND
 Financial Highlights (Unaudited)

                                            Six Months
                                              Ended                                  Year Ended June 30,
                                           December 31,     ----------------------------------------------------------------------
                                               1999            1999           1998           1997           1996           1995
                                           ------------     ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...     $     1.000     $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
Net investment income and net realized
  gains................................           0.015          0.027          0.031          0.030          0.031          0.032
Dividends and distributions to
  shareholders.........................          (0.015)        (0.027)        (0.031)        (0.030)        (0.031)        (0.032)
                                           ------------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period.........     $     1.000     $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                           ------------     ----------     ----------     ----------     ----------     ----------
                                           ------------     ----------     ----------     ----------     ----------     ----------
TOTAL RETURN(a)........................            1.47%          2.77%          3.16%          3.05%          3.12%          3.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........     $ 1,359,265     $1,476,732     $1,332,985     $1,129,513     $1,156,935     $1,055,568
Average net assets (000)...............     $ 1,526,983     $1,549,367     $1,279,188     $1,181,084     $1,134,257     $  926,888
Ratios to average net assets:
  Expenses, including distribution
  fees.................................             .58%(b)        .59%           .60%           .64%           .66%           .66%
  Expenses, excluding distribution
  fees.................................             .46%(b)        .46%           .47%           .51%           .54%           .54%
  Net investment income................            2.90%(b)       2.72%          3.11%          3.00%          3.06%          3.05%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Annualized.
See Notes to Financial Statements appearing on page 30.
                                      -29-

 COMMAND FUNDS
 Notes to Financial Statements (Unaudited)
   Command Money Fund, Command Government Fund and Command Tax-Free Fund (each a 'Fund' and collectively, the 'Funds') are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential Securities Command Account Program of Prudential Securities Incorporated (Prudential Securities). The Command Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less. The Command Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The Command Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting            The following is a summary of
Policies                      significant generally accepted
                              accounting policies followed by the Funds in the
preparation of their financial statements.
Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. All securities are valued as of 4:30 p.m., New York time.
The Funds may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Funds at December 31, 1999 include registration rights under which the Fund may demand registration by the issuer.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains or losses realized on sales of portfolio securities, less the estimated expenses of the Fund applicable to the dividend period. Federal Income Taxes: Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders. Therefore, no federal income tax provision is required. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.
Dividends: Each Fund declares all of its net investment income as dividends daily to its shareholders of record at the time of such declaration. Dividends are reinvested daily into additional full and fractional shares of the respective Fund at the net asset value per share determined on the date of declaration.
Custody Fee Credits: The Command Tax-Free Fund has an arrangement with its custodian bank, whereby uninvested money earns credits which reduce the fees charged by the custodian.

Note 2. Agreements            Each Fund has a manage-
                              ment agreement with Prudential Investments Fund
Management LLC (PIFM). Pursuant
                                      -30-
to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with the Prudential Investment Corporation (PIC); PIC furnishes investment advisory services in connection with the management of the Funds. PIFM pays for the cost of the subadvisor's services, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.
   The management fee paid to PIFM is computed daily and payable monthly on the following basis:

         Average Daily             Command      Command       Command
          Net Assets                Money      Government     Tax-Free
-------------------------------    -------     ----------     -------
First $500 million.............      .500%        .400%         .500%
Second $500 million............      .425%        .400%         .425%
Third $500 million.............      .375%        .375%         .375%
Excess of $1.5 billion.........      .350%        .375%         .375%

   Each Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund's shares, pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's shares. The distribution fees are accrued daily and payable monthly.
PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.

Note 3. Other                 Prudential Mutual Fund Ser-
                              vices LLC (PMFS), a wholly Transactions
                              owned subsidiary of PIFM, with Affiliates serves as the Funds' transfer agent. During the six months ended December 31, 1999 the Funds incurred fees for the services of PMFS of approximately:

Command Money..................................  $2,019,300
Command Government.............................  $   50,600
Command Tax-Free...............................  $   89,900

   As of December 31, 1999, the following amounts were due to PMFS from the
Funds:

Command Money...................................  $337,885
Command Government..............................  $  8,445
Command Tax-Free................................  $ 14,346

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Toll free (800) 225-1852

Prudential Investments Fund Management LLC   (LOGO)

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
Robin B. Smith
Langdon R. Stevenson
Stephen Stoneburn
John R. Strangfeld
Nancy H. Teeters
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
Stephen M. Ungerman, Assistant Treasurer

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

  The accompanying financial statements as of December
31, 1999 were not audited and, accordingly, no opinion is expressed on them.

  This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.